Restricted Funds (Table)	12 Months Ended
Jul. 31, 2021
Disclosure Of Restricted Cash [Abstract]
Schedule of restricted funds
	July 31, 2021	July 31, 2020
	$	$
Debt service reserve account - Term loan (Note 21a)	-	8,191
Letters of credit, collateral and guarantees for purchases	2,552	70
Restricted cash under terms of the Senior Secured Convertible Note (Note 19)	99,696	-
Cash restricted in captive insurance subsidiary	29,998	-
Total	132,246	8,261